Income Taxes	12 Months Ended
Dec. 26, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The following table presents domestic and foreign components of loss from continuing operations before income taxes for the periods presented (in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013
United States	$(13,318)	$(32,730)	$(22,182)
Foreign	(3,340)	(5,581)	(5,760)
Loss from continuing operations before income taxes	$(16,658)	$(38,311)	$(27,942)

The following table presents the components of the provision for (benefit from) income taxes for the periods presented (in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013

Current:
Federal	$—	$—	$—
State	94	108	70
Foreign	33	33	—
Total current provision for income taxes	127	141	70
Deferred:
Federal	883	(757)	626
State	211	(136)	49
Foreign	—	—	(391)
Total deferred tax provision (benefit)	1,094	(893)	284
Total provision for (benefit from) income taxes	$1,221	$(752)	$354

See Note 4 - Discontinued Operations for the losses from discontinued operations before income taxes and related income taxes reported for the year ended December 26, 2015 and December 27, 2014, respectively. All pre-tax loss presented in discontinued operations were related to U.S. operations.
The following table presents a reconciliation of the statutory federal rate, and our effective tax rate on losses from continuing operations, for the periods presented:

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013

U.S. federal taxes at statutory rate	34%	34%	34%
State income taxes, net of federal benefit	(1)	—	2
Permanent differences	(3)	(3)	(3)
Foreign rate differential	(1)	(1)	(1)
Change in valuation allowance - U.S.	(31)	(24)	(28)
Change in valuation allowance - foreign	(5)	(4)	(5)
Total	(7)%	2%	(1)%

During fiscal 2015 we recorded an income tax expense of $1.2 million, primarily related to amortization of certain goodwill for tax purposes for which there is no corresponding book deduction and certain state taxes based on operating income that are payable without regard to our tax loss carry forwards.
During fiscal 2014 we recorded an income tax benefit of $(0.8) million, primarily related to the reversal of our valuation allowance against the deferred tax liabilities recorded in purchase accounting, partially offset by the income tax expense related to the amortization of goodwill for tax purposes for which there is no corresponding book deduction and certain state taxes based on operating income that are payable without regard to our tax loss carry forwards.
During fiscal 2013 we recorded income tax expense of $0.4 million, primarily related to the amortization of goodwill for tax purposes for which there is no corresponding book deduction and certain state taxes based on operating income that are payable without regard to our tax loss carryforwards, partially offset by foreign deferred tax benefits, related to the expected future realization of German deferred tax assets expected to offset future reversal of deferred tax liabilities of definite lived intangibles established in purchase accounting.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In November 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2015-17, Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the requirement for entities to separate deferred income tax liabilities and assets into current and non-current amounts in the balance sheet. Rather, it requires that deferred tax assets and liabilities are classified as non-current in the balance sheet. The Company adopted this standard prospectively for the year-ended December 26, 2015 and prior periods were not retrospectively adjusted. The following table presents the significant components of our deferred tax assets and liabilities, including those related to discontinued operations for the periods presented (in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014
Deferred tax assets
Net operating loss carryforwards	$45,881	$40,790
Accrued expenses	3,045	1,696
Stock-based compensation	1,922	1,618
U.S. definite lived intangibles	5,058	3,538
Other temporary differences	1,217	33
Total deferred tax assets	57,123	47,675
Valuation allowance	(56,304)	(46,619)
Net deferred tax assets	819	1,056
Deferred tax liabilities
Foreign intangibles	(111)	(224)
U.S. goodwill	(3,166)	(2,072)
Fixed assets	(708)	(832)
Total deferred tax liabilities	(3,985)	(3,128)
Net deferred tax liabilities	$(3,166)	$(2,072)

As of December 26, 2015, we had federal net operating loss carryforwards of $111.3 million and state net operating loss carryforwards of $91.9 million, which may be available to reduce future taxable income. The net operating loss (‘‘NOL’’) will expire at various dates through 2035. Included in the federal and state net operating losses are deductions attributable to excess tax benefits from the exercises of stock compensation of $0.8 million and $0.7 million, respectively. The tax benefits attributable to these deductions are credited directly to additional paid-in capital upon utilization of these deferred tax assets to reduce taxes payable. As of December 26, 2015, we had foreign net operating losses primarily related to our German operations of $8.1 million, our U.K. operations of $3.7 million, and our Australia operations of $0.3 million that have an unlimited carryforward period under German, U.K. and Australia tax law. We also had foreign net operating losses in our Canadian operation of $0.9 million that have a twenty year carryforward.
The NOLs are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOL carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. We have not, as yet, conducted a study to determine if any such changes have occurred that could limit our ability to use the net operating losses and tax credit carryforwards. We will complete a full analysis of the tax attribute carryforwards prior to any utilization.
ASC 740 requires a valuation allowance to reduce the deferred tax assets if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all the evidence, both positive and negative, we have recorded a valuation allowance of $56.3 million and $46.6 million at December 26, 2015 and December 27, 2014, respectively, because our management has determined that is it more likely than not that these assets will not be fully realized. The increase of $9.7 million in the overall valuation allowance relates primarily to U.S. and certain foreign operating losses for which we currently provide no tax benefit.
As of December 26, 2015 and December 27, 2014, the Company had no recorded liabilities for uncertain tax positions. Interest and penalty charges, if any, related to uncertain tax positions would be classified as income tax expense in the accompanying consolidated statements of operations. As of December 26, 2015, December 27, 2014 and December 28, 2013 we had no accrued interest or penalties related to uncertain tax positions.
We file U.S. federal income tax returns and returns in various state, local, and foreign jurisdictions. Since we are in a loss carryforward position, the statute of limitations generally remains open for all tax years. Currently, we are not under examination relating to tax returns that have been previously filed.
Our current intentions are to indefinitely reinvest the earnings of our foreign subsidiaries, if any, or to repatriate only when tax-effective. Accordingly, we have not provided for U.S. taxes on the unremitted earnings of our international subsidiaries, which are not significant as of December 26, 2015. In addition, we not believe it is practicable to estimate the amount of income taxes payable on the earnings that are indefinitely reinvested in foreign operations.